Subsequent Events - Additional Information (Detail) - $ / shares			9 Months Ended	12 Months Ended
	Aug. 31, 2019	Jul. 31, 2019	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Subsequent Event [Line Items]
Exercise price			$ 15.12	$ 8.30	$ 4.17
Subsequent Event [Member] | Two Thousand Sixteen Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Options granted to purchase	575,747	965,993
Exercise price	$ 13.40	$ 13.40